Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

March 31, 2021

VMATP-QTLY-0521
1.856923.113

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 61.4%
Commodity Chemicals - 9.5%
LyondellBasell Industries NV Class A	22,360	$2,326,558
Olin Corp.	78,522	2,981,480
Tronox Holdings PLC	170,740	3,124,542
		8,432,580
Diversified Chemicals - 0.3%
Huntsman Corp.	10,100	291,183
Fertilizers & Agricultural Chemicals - 6.3%
CF Industries Holdings, Inc.	10,500	476,490
Corteva, Inc.	58,100	2,708,622
FMC Corp.	12,289	1,359,286
The Mosaic Co.	18,200	575,302
The Scotts Miracle-Gro Co. Class A	1,700	416,449
		5,536,149
Industrial Gases - 16.5%
Air Products & Chemicals, Inc.	15,888	4,469,930
Linde PLC	36,100	10,113,054
		14,582,984
Specialty Chemicals - 28.8%
Albemarle Corp. U.S.	7,790	1,138,197
Ashland Global Holdings, Inc.	5,600	497,112
Balchem Corp.	10,100	1,266,641
Corbion NV	3,700	206,102
Diversey Holdings Ltd. (a)(b)	23,200	341,272
DuPont de Nemours, Inc.	28,314	2,188,106
Ecolab, Inc.	18,803	4,025,158
Element Solutions, Inc.	80,300	1,468,687
Ingevity Corp. (a)	3,100	234,143
Innospec, Inc.	7,610	781,471
International Flavors & Fragrances, Inc.	27,660	3,861,613
Livent Corp. (a)(b)	34,100	590,612
PPG Industries, Inc.	16,600	2,494,316
RPM International, Inc.	11,000	1,010,350
Sherwin-Williams Co.	6,058	4,470,865
Stepan Co.	1,800	228,798
Wacker Chemie AG	4,900	697,305
		25,500,748

TOTAL CHEMICALS		54,343,644

Construction Materials - 9.3%
Construction Materials - 9.3%
Martin Marietta Materials, Inc.	12,326	4,139,317
Summit Materials, Inc. (a)	22,529	631,263
Vulcan Materials Co.	20,350	3,434,063
		8,204,643
Containers & Packaging - 9.4%
Metal & Glass Containers - 6.6%
Aptargroup, Inc.	13,300	1,884,211
Ball Corp.	26,400	2,237,136
Crown Holdings, Inc.	17,819	1,729,156
		5,850,503
Paper Packaging - 2.8%
Avery Dennison Corp.	9,000	1,652,850
Packaging Corp. of America	5,800	779,984
		2,432,834

TOTAL CONTAINERS & PACKAGING		8,283,337

Metals & Mining - 18.4%
Copper - 9.8%
First Quantum Minerals Ltd.	74,320	1,416,379
Freeport-McMoRan, Inc.	139,840	4,604,931
Lundin Mining Corp.	258,760	2,662,343
		8,683,653
Diversified Metals & Mining - 0.5%
MMC Norilsk Nickel PJSC sponsored ADR	13,100	408,458
Gold - 5.1%
Newmont Corp.	63,970	3,855,472
Royal Gold, Inc.	6,320	680,158
		4,535,630
Steel - 3.0%
Commercial Metals Co.	37,351	1,151,905
Reliance Steel & Aluminum Co.	4,300	654,847
Steel Dynamics, Inc.	17,600	893,376
		2,700,128

TOTAL METALS & MINING		16,327,869

Paper & Forest Products - 0.4%
Forest Products - 0.4%
Louisiana-Pacific Corp.	5,900	327,214
TOTAL COMMON STOCKS
(Cost $71,768,456)		87,486,707

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (c)	1,967,452	1,967,845
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	453,555	453,600
TOTAL MONEY MARKET FUNDS
(Cost $2,421,445)		2,421,445
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $74,189,901)		89,908,152
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(1,399,979)
NET ASSETS - 100%		$88,508,173

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$429
Fidelity Securities Lending Cash Central Fund	1,522
Total	$1,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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